Share-Based Compensation - assumptions and inputs (Details) - 12 months ended Dec. 31, 2018	Y CAD ($) $ / shares	Y CAD ($) $ / shares $ / shares
Share-Based Compensation
Number of options granted | $	20,000	20,000
Vesting requirements	Immediately	Immediately
Contractual life	9 years 6 months 15 days	9 years 6 months 15 days
Method of settlement	In equity	In equity
Exercise price per share	$ 8.76
Market price per share on grant date	$ 6.30	$ 6.30
Expected volatility	37.86%	37.86%
Expected option life | Y	9.54	9.54
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.93%	2.93%
Fair value of option granted (per option) | (per share)	$ 2.69	$ 3.44